TRADE RECEIVABLES (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables
Interest rate	4.75%
Loss allowance decrease	¥ 139
Loss allowance increase		¥ 3,992